Organization and Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 500	$ 695	$ 680
Provision Charged to Expense	195	200	78
Amounts Written Off	195	395	63
Balance, End of Year	$ 500	$ 500	$ 695